Share capital (Details 2) (CAD)				6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Stock Options	Jun. 30, 2012 Stock Options Range of exercise prices - Dollar 1.09 To 1.11	Jun. 30, 2012 Stock Options Range of exercise prices - Dollar 1.34 To 1.50	Jun. 30, 2012 Stock Options Range of exercise prices - Dollar 1.53 To 2.01
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower range limit of exercise prices					1.09	1.34	1.53
Upper range limit of exercise prices					1.11	1.50	2.01
Number of stock options outstanding	5,233,613	5,557,028	7,400,000	5,233,613	2,214,636	1,893,977	1,125,000
Weighted average exercise price of stock options outstanding	1.29	1.29	1.26	1.29	1.09	1.35	1.57
Weighted average remaining contractual life (years) of stock options outstanding				2 years 4 months	3 years 7 months	1 year 7 months	1 year 3 months
Number of exercisable options outstanding				5,171,113	2,214,636	1,868,977	1,087,500
Weighted average exercise price of options exercisable				1.28	1.09	1.35	1.55